VARIABLE ANNUITY ACCOUNT B
                             AETNA IMMEDIATE ANNUITY

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

       SUPPLEMENT DATED DECEMBER 12, 2001 TO PROSPECTUS DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the Prospectus dated May 1, 2001. You should read this supplement along with the Prospectus.

o The following updates and amends information regarding the use of the contract as a traditional IRA under Section 408(b) of the Internal Revenue Code:

         DISTRIBUTIONS. Effective January 1, 2002, all distributions from a traditional IRA are taxed as received, unless:

         (a) The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code, or
         (b) You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

         ROLLOVERS AND TRANSFERS. Effective January 1, 2002, amounts distributed from a governmental 457(b) plan are eligible to be rolled over to a traditional IRA.

o The following updates and amends information regarding the use of the contract to fund 401(a), 401(k), and 403(b) plans:

         EXCLUSIONS FROM GROSS INCOME. Effective January 1, 2002, in order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

         This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $11,000 in 2002. This limit is scheduled to increase as follows:

         -        $12,000 in 2003;
         -        $13,000 in 2004;
         -        $14,000 in 2005;
         -        $15,000 in 2006.

         After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

         Payments to your account(s) will be excluded from your federal gross income only if the plan meets certain nondiscrimination requirements.

         CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

X.09515-01                                                         December 2001

         (a)      $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or
         (b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

         DISTRIBUTIONS. All distributions from these plans are taxed as received, unless:

         (a) The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or
         (b) You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

         TAX PENALTY. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution for a 401(a), 401(k) or 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

         (a)  You have attained age 59 1/2;
         (b)  You have become disabled, as defined in the Tax Code;
         (c)  You have died;
         (d) You have separated from service with the sponsor at or after age 55;
         (e)  The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
         (f)  The distribution amount is made in substantially equal periodic payments (at least annually) over your life or your life
              expectancy or the joint lives or joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or
         (g) The distribution is made due to an IRS levy upon your account.

         RESTRICTIONS ON DISTRIBUTIONS. Effective January 1, 2002, distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code. Effective January 1, 2002, and subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship, and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

o The following updates and amends information regarding the use of the contract to fund 457(b) plans:

         CONTRIBUTIONS TO A 457(B) PLAN EXCLUDED FROM GROSS INCOME. Effective January 1, 2002, in order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, not including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

         The annual dollar amount limits are as follows:

         -        $11,000 in 2002;
         -        $12,000 in 2003;
         -        $13,000 in 2004;
         -        $14,000 in 2005;
         -        $15,000 in 2006.

         After 2006, the annual dollar limits will be subject to indexing.

         CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

         (a)      $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or
         (b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

         DISTRIBUTIONS. All distributions from a 457 plan of a non-governmental, tax-exempt employer are taxed when paid or made available to you, and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

         Effective January 1, 2002, all distributions from a governmental 457(b) plan are taxed when paid, unless the distribution is rolled over to an eligible plan, or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

         RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

         Effective January 1, 2002, distributions from a 457(b) plan payable over a period of more than one year do not need to be made in substantially non-increasing amounts, and subject to the Tax Code, distribution of death benefits to a non-spouse may be made to a non-spouse over a period that may exceed fifteen years.

         TAX PENALTY. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k) or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

         (a) You have attained age 59 1/2;
         (b) You have become disabled, as defined in the Tax Code;
         (c) You have died;
         (d) You have separated from service with the sponsor at or after age
             55;
         (e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
         (f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or your life expectancy or the joint lives or joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or
         (g) The distribution is made due to an IRS levy upon your account.